Document and Entity Information	Aug. 24, 2018
Prospectus [Line Items]
Document Type	497
Document Period End Date	Aug. 24, 2018
Registrant Name	360 Funds
Central Index Key	0001319067
Amendment Flag	false
Document Creation Date	Aug. 24, 2018
Document Effective Date	Aug. 24, 2018
Prospectus Date	Oct. 13, 2017
EAS Crow Point Alternatives Fund | Class A Shares
Prospectus [Line Items]
Trading Symbol	EASAX
EAS Crow Point Alternatives Fund | Class C Shares
Prospectus [Line Items]
Trading Symbol	EASYX
EAS Crow Point Alternatives Fund | Class I Shares
Prospectus [Line Items]
Trading Symbol	EASIX